OPERATING LEASES	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Operating Leases
NOTE 14 – OPERATING LEASES

For the year ended December 31, 2014 and 2013, total rent expense under leases amounted to $55,153 and $65,950. At December 31, 2015, the Company was not obligated under any non-cancelable operating leases.